UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, December 31, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 97.5%
California 96.6%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake
Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$270,000	$271,061
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A,
5.45%, 4/01/39.	5,500,000	5,502,915
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,733,700
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	8,999,263
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	18,711,617
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,624,100
San Diego Hospital Assn. Sharp Healthcare, Series B, Pre-Refunded, 6.25%, 8/01/39.	17,500,000	17,975,125
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29.	9,050,000	9,186,746
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	8,762,058
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	13,502,600
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	26,839,343
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,572,740
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of
1999, Series B, NATL Insured, zero cpn., 9/01/27.	3,035,000	2,365,145
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/32	3,355,000	2,114,220
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/33	3,610,000	2,170,657
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 2/01/34	3,345,000	1,947,459
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	7,536,150
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	41,440,050
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,339,388
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded,
6.25%, 8/01/40.	7,500,000	8,371,125
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	23,201,377
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	23,497,795
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	17,453,610
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000	10,494,476
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	17,282,894
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000	8,314,606
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	21,563,248
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000	13,826,638
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	15,080,000	7,371,707

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured,
zero cpn., 8/01/26	$8,570,000	$6,972,981
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%,
8/01/39	11,750,000	13,283,375
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Election of 2008, Series B, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/36.	3,130,000	3,199,298
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%,
8/01/40	6,235,000	6,691,153
Atwater PFA Wastewater Revenue, AGMC Insured, Pre-Refunded, 6.125%, 5/01/45	4,620,000	4,782,670
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	1,911,133
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/48	25,000,000	3,849,000
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/53	60,000,000	6,262,800
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,526,000
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	67,169,400
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,828,400
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	84,260,000	86,763,365
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	72,000,000	73,880,640
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50.	75,000,000	79,434,750
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	40,952,612
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48.	27,355,000	31,223,544
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	37,835,160
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%,
9/01/49	10,000,000	11,373,100
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn.,
8/01/40	11,000,000	4,567,530
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36 .	6,200,000	6,850,442
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,372,546
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%,
6/01/30	2,330,000	2,416,816
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%,
6/01/35	1,250,000	1,296,775
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	886,855
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35.	7,500,000	7,572,300
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34.	10,295,000	10,741,082
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40.	17,650,000	18,361,118
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,807,836
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	18,491,220
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,140,640
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,776,000
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,220,800
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,288,242
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,553,443
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,396,630
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38.	17,000,000	17,899,810

|2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	$10,500,000	$10,920,210
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	14,403,718
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,891,800
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	5,434,550
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,238,700
El Camino Hospital, 5.00%, 2/01/47	12,500,000	13,911,375
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug
Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	510,000	512,020
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	26,018,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	393,323,700
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	38,513,700
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,279,189
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	24,301,860
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,194,958
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/34	1,000,000	1,143,850
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/39	1,450,000	1,637,311
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/44	1,160,000	1,301,798
Pomona Valley Hospital Medical Center, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	1,885,000	1,891,183
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,109,610
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,689,370
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,005,400
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	37,192,456
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	89,970,000	99,502,321
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	11,854,032
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	38,358,480
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	96,727,551
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	8,873,200
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	13,460,000	16,532,649
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	63,176,023
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48.	10,000,000	11,577,500
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,588,744
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,167,729
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29.	10,000,000	10,030,500
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	13,291,605
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior,
Refunding, Series A, 4.00%, 8/15/52	27,350,000	26,657,498
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%,
5/15/29	2,895,000	2,940,857
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%,
5/15/39	5,830,000	5,927,653
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,202,800

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Community College Financing Authority College Housing Revenue, NCCD - Orange
Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/53	$8,150,000	$8,883,174
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,017,000
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47.	11,000,000	12,264,010
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	6,120,308
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,691,304
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	3,052,920
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,870,689
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,949,065
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	4,733,103
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,913,382
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,312,563
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	32,665,901
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	73,202,960
Stanford University, Series U-4, 5.00%, 6/01/43.	24,205,000	31,112,865
Stanford University, Series U-6, 5.00%, 5/01/45.	90,580,000	117,337,332
University of San Francisco, Refunding, Series A, 5.00%, 10/01/48	10,000,000	11,361,600
University of San Francisco, Refunding, Series A, 5.00%, 10/01/53	10,000,000	11,228,900
California State GO,
NATL Insured, 6.00%, 10/01/21.	65,000	65,715
Various Purpose, 5.125%, 4/01/24.	5,000	5,013
Various Purpose, 6.00%, 5/01/24.	2,565,000	2,601,833
Various Purpose, 5.20%, 4/01/26.	20,000	20,050
Various Purpose, 6.00%, 4/01/38.	36,920,000	37,277,386
Various Purpose, 6.00%, 11/01/39.	100,000,000	103,239,000
Various Purpose, 5.25%, 11/01/40.	69,685,000	73,418,722
Various Purpose, AGMC Insured, 5.50%, 4/01/19	140,000	141,347
Various Purpose, AGMC Insured, 5.50%, 3/01/20	190,000	191,226
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,424
Various Purpose, FGIC Insured, 6.00%, 8/01/19	310,000	311,088
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,353,770
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,356
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,052,648
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	20,210,000	20,434,937
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,619
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	26,233,000
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	16,960,500
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,948,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,359,590
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	91,250,050
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	48,694,194
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	27,716,750
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	25,096,500
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	22,548,400
Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	90,857,700
Various Purpose, Refunding, 5.00%, 11/01/47	10,000,000	11,423,900

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	$10,000,000	$11,423,100
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,019,255
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,307,400
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	22,633,270
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,579,502
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,354,760
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,416,570
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,612,292
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	78,650,000	85,784,341
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	5,911,950
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,083,538
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	37,760,725
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,247,840
California State Municipal Finance Authority Student Housing Revenue, CHF-Davis I LLC - West
Village Student Housing Project, 5.00%, 5/15/48	10,000,000	10,910,400
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	16,082,250
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series
B, AGMC Insured, ETM, 5.90%, 9/01/26	1,475,000	1,709,083
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,018,034
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,134,799
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,374,105
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,244,890
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25.	8,700,000	9,096,807
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35.	10,000,000	10,513,400
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	103,132,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,060,400
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	51,992,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,275,000
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	25,913,410
Systemwide, Refunding, Series A, 5.00%, 11/01/39	19,920,000	23,141,064
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	33,158,162
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	31,899,206
Systemwide, Refunding, Series A, 5.00%, 11/01/43	16,870,000	19,504,925
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,319,890
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,200,847
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	71,426,880
Systemwide, Refunding, Series A, 5.00%, 11/01/50	17,385,000	19,957,806
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	6,000,000	6,018,060
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded,
5.75%, 10/01/25	6,745,000	7,272,122
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,271,400
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,440,198
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	67,585,000	75,976,354
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,573,370
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	58,289,840
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,297,090
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	8,933,051

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California
Mortgage Insured, 5.00%, 8/01/21	$460,000	$461,242
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured,
5.50%, 1/01/28	2,945,000	2,954,012
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	94,970,134
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	11,890,000	12,181,424
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	20,594,234
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	38,565,915
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,259,300
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured,
5.125%, 11/15/35.	2,000,000	2,240,080
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured,
5.375%, 11/15/44.	7,250,000	8,199,315
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	8,471,840
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,047,825
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey
Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,787
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,862,150
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,985,782
Carlsbad USD,
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	14,361,060
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	3,980,065
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19,
6.00% thereafter, 5/01/34	14,000,000	16,504,460
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26,
6.625% thereafter, 8/01/35	33,000,000	31,395,210
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,044,750
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,790,326
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,216,097
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	18,843,528
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29 .	3,000,000	3,068,550
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%,
8/01/33	3,500,000	3,582,495
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,745,467
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	30,859,125
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured,
5.00%, 8/01/40.	5,000,000	5,599,150
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,892,800
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,721,375

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/36	$8,000,000	$4,120,720
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/37	8,000,000	3,924,960
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/40	7,500,000	3,184,200
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/43	10,000,000	3,627,900
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B,
BAM Insured, 5.00%, 8/01/48	13,210,000	14,823,073
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,114,250
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	5,881,388
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,123,330
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn., 8/01/42	16,365,000	6,300,034
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34.	10,665,000	10,901,123
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,395,500
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,652,491
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,428,700
Compton Sewer Revenue, Los Angeles County, 6.00%, 9/01/39	11,775,000	11,975,175
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23.	2,320,000	2,094,102
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24.	2,620,000	2,301,853
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25.	1,400,000	1,210,104
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,944,973
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,980,797
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39 .	7,500,000	7,673,625
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44.	20,000,000	22,767,800
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,712,309
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,706,990
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,898,056
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	9,839,237
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,320,000	1,364,920
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,284,700
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,381,758
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,565,900
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,370,308
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series
B, 5.00%, 7/01/46	30,705,000	34,807,802
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-
Refunded, 5.50%, 6/01/34	11,355,000	11,540,768
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,683,705
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,627,435
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,589,250

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	$10,380,000	$2,865,503
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,470,995
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C,
4.00%, 10/01/43.	17,500,000	18,245,850
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	20,664,600
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	36,950,529
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	25,324,101
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	33,735,800
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	35,964,470
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	46,329,400
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	90,041,420
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	29,215,237
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,334,989
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	64,939,202
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	18,141,959
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	20,018,776
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,395,400
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,592,400
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	27,114,549
Refunding, Series A, 5.75%, 1/15/46	260,000,000	292,523,400
Refunding, Series A, 6.00%, 1/15/49	305,000,000	350,057,650
Refunding, Series A, 6.00%, 1/15/53	190,000,000	217,684,900
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,991,600
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,664,087
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/41	3,095,000	1,271,271
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/42	3,005,000	1,181,145
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,724,431
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44.	5,000,000	5,487,450
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,193,990
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,338,050
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,154,931
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,299,160
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,765,175
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,732,545
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,407,750
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,013,850
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	27,988,750
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	234,793,369
Asset-Backed, Series A, 5.00%, 6/01/45	308,395,000	339,206,744
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding,
Series A-1, 5.00%, 6/01/35	28,340,000	30,659,062

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A,
6.00%, 9/01/33.	$10,000,000	$10,365,200
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24 .	5,110,000	4,515,452
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/33	1,440,000	1,468,786
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%,
8/01/33	7,510,000	7,670,864
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47.	655,000	678,089
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	22,216,600
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	10,616,634
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,016,380
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,660,621
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded,
5.375%, 8/01/34.	7,750,000	8,197,640
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	7,537,867
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,098,240
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,238,300
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,736,330
CFD No. 09-1, Series D, 5.00%, 3/01/57.	10,000,000	10,702,700
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,585,061
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	3,864,383
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,639,285
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,455,400
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,181,600
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,591,454
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40.	7,900,000	8,301,241
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	1,940,942
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	340,000	342,550
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,279,183
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,341,500
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,203,200
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	3,816,740
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	42,676,522
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,603,326
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,810,832
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,486,731
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,206,274

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	$20,990,000	$5,597,193
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,140,299
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,273,448
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,326,750
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,818,750
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	15,698,550
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,689,280
Series A, 5.00%, 11/15/29	17,465,000	20,488,366
Series A, 5.50%, 11/15/30	5,000,000	6,105,700
Series A, 5.00%, 11/15/35	69,800,000	81,298,852
Series A, 5.50%, 11/15/37	35,000,000	42,799,400
Los Angeles Community College District GO, Refunding, 5.00%, 8/01/38	10,000,000	11,499,900
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	20,571,783
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,710,061
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	32,524,237
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,528,000
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20,
Green Bonds, Refunding, Series A, 4.00%, 10/01/42	16,430,000	16,881,168
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	18,696,285
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	14,158,620
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	20,200,244
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	83,251,200
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	31,165,200
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,035,985
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/43	15,005,000	17,385,693
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/48	33,145,000	38,214,196
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	67,489,800
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	33,000,000	36,713,820
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	13,827,500
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	58,301,590
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,114,116
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,109,240
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	16,819,800
Power System, Series A, 5.00%, 7/01/42	7,710,000	8,757,789
Power System, Series A, 5.00%, 7/01/47	11,000,000	12,428,350
Power System, Series B, 5.00%, 7/01/35	11,995,000	13,750,948
Power System, Series B, 5.00%, 7/01/43	62,000,000	68,346,940
Power System, Series D, 5.00%, 7/01/44	51,940,000	57,637,818
Power System, Series E, 5.00%, 7/01/44	34,000,000	37,729,800
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	88,207,031
Water System, Refunding, Series A, 5.00%, 7/01/46	62,660,000	70,303,893
Water System, Refunding, Series B, 5.00%, 7/01/48	10,000,000	11,534,600
Water System, Series A, 5.00%, 7/01/43	13,805,000	15,932,074
Water System, Series A, 5.00%, 7/01/44	72,060,000	82,017,251
Water System, Series A, 5.00%, 7/01/44	50,000,000	55,485,000
Water System, Series A, 5.00%, 7/01/48	22,375,000	25,651,819
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,632,717

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects,
Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	$285,000	$285,892
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,155,300
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	37,314,341
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,284,943
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	27,965,375
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,199,610
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	25,358,000
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,066,249
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	16,609,385
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,527,880
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,590,200
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%,
10/01/40	5,115,000	5,349,625
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	7,996,125
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40	10,000,000	11,374,400
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	11,657,468
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	10,365,000	11,252,970
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,193,325
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,770,920
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	10,205,529
Montebello USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/46	10,000,000	10,163,300
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,335,925
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	12,551,599
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,252,550
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32.	5,870,000	3,630,595
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,137,631
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,212,153
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,684,323
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	46,626,250
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	33,775,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	6,907,423
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	12,648,600
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	540,000	540,616
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	22,601,400
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,425,000	2,667,743
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	8,114,498
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded,
5.00%, 8/01/49.	1,895,000	1,994,961

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	$10,045,000	$10,061,172
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,418,124
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/38	10,590,000	5,097,285
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/39	7,860,000	3,607,897
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,460,760
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%,
8/01/46	11,765,000	13,342,334
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,453,620
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,387,011
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,031,505
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,245,877
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,298,375
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	11,129,919
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	69,101,820
Election of 2006, Series C, 5.00%, 8/01/44.	35,120,000	40,025,913
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	39,523,050
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39.	30,000,000	31,246,800
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	45,481,680
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	71,215,200
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43 .	32,000,000	7,398,720
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	28,000,000	4,332,440
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,009,650
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,698,847
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	23,342,439
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,750,736
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,776,416
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,797,552
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,815,509
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,822,374
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,188,520
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,353,345
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42.	5,000,000	5,521,100
Pittsburg USD, GO, Contra Costa County, Refunding, 4.00%, 8/01/44	11,000,000	11,230,670
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	10,954,148

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	$27,955,000	$10,561,119
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	28,634,092
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	23,813,600
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29.	4,000,000	4,211,000
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,249,600
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	5,796,559
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,646,003
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	14,035,460
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,328,118
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	14,547,150
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	62,325,000	71,286,088
Limited Project, Refunding, Series O, 5.00%, 5/15/48.	20,000,000	22,858,200
Limited Project, Refunding, Series O, 5.00%, 5/15/58.	10,000,000	11,291,000
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	1,655,000	1,642,985
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	26,642,790
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	24,515,760
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	5,535,000
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,591,480
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	705,000	771,192
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	12,673,625
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,260,249
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	24,020,730
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,773,946
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-
Refunded, 5.25%, 6/01/39	11,000,000	12,667,820
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	10,886,400
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,075,300
Issue D, AGMC Insured, 5.00%, 10/01/38	4,695,000	4,729,555
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,806,272
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,027,500
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	12,581,813
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
7.00%, 9/01/39.	8,865,000	9,176,516

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	$8,160,000	$6,961,296
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,154,507
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,171,384
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,551,303
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project,
Series R, NATL Insured, ETM, 5.00%, 8/01/37.	1,380,000	1,382,167
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,014
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,739,900
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	20,675,000
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,377,910
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,183,900
Subordinate, Refunding, Series B, 5.00%, 7/01/41.	9,000,000	10,033,830
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	27,427,250
Sacramento Transient Occupancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/43	6,035,000	6,879,960
Convention Center Complex, Senior, Series A, 5.00%, 6/01/48	12,000,000	13,596,960
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,166,117
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	5,856,810
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	19,778,245
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,086,222
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	11,235,000	9,430,884
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,466,535
Series C, 5.00%, 1/01/44	10,840,000	12,051,153
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,510,850
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	31,931,290
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,754,950
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,209,952
Subordinate, Refunding, Series A, 5.00%, 7/01/27.	11,565,000	12,099,534
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	28,180,750
Series A, 5.00%, 4/01/44	54,915,000	61,678,881
Series A, 5.00%, 4/01/48	20,000,000	22,421,600
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,593,952
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,851,226
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,083,060
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	122,602,131
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	23,873,790
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	48,721,120
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	65,310,045

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD, (continued)
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	$56,510,000	$64,457,566
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,072,160
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	14,828,320
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series I, 4.00%, 7/01/47.	30,000,000	30,938,100
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/42	20,910,000	23,221,600
Refunding, Second Series, Series A, 5.00%, 5/01/47	49,090,000	54,367,175
Refunding, Second Series, Series B, 5.00%, 5/01/47	70,725,000	79,633,521
Refunding, Second Series, Series D, 5.00%, 5/01/48	117,910,000	131,578,127
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	136,788,000
Refunding, Second Series, Series E, 5.00%, 5/01/48	44,650,000	50,738,027
Second Series, Series B, 5.00%, 5/01/44	31,000,000	34,401,320
Second Series, Series B, 5.00%, 5/01/46	12,500,000	13,727,500
San Francisco City and County Public Utilities Commission Water Revenue,
Sub-Series A, 5.00%, 11/01/36	23,490,000	25,652,020
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,297,582
Sub-Series A, 5.00%, 11/01/43	71,735,000	77,903,493
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure
Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,260,800
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	3,530,000	2,911,120
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	1,850,000	1,495,596
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,575,156
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,589,560
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,420,996
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	104,169,950
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	139,907,753
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	159,662,459
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	142,053,475
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	142,353,856
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,050,029
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	26,827,278
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	28,591,114
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	134,623,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	461,656,600
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,146,600
Refunding, Series A, 5.00%, 3/01/47	20,000,000	22,187,800
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,275,800
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC
Insured, 5.00%, 6/01/39	20,885,000	20,929,694
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,630,276
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,879,167
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,277,594
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,010,900
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,010,900

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	$7,105,000	$5,848,126
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,429,073
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26.	15,825,000	12,344,766
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27.	18,605,000	14,856,837
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28.	19,470,000	14,960,164
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A,
BAM Insured, 5.00%, 9/01/37	10,000,000	11,250,400
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,309,850
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%,
8/15/40	15,635,000	16,479,759
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL
Insured, zero cpn., 7/01/25	6,080,000	5,237,494
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,857,142
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22.	5,000,000	4,657,100
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,589,250
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,509,993
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,188,924
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,397,600
Santa Ana CRDA Tax Allocation,
Merged Project Area, Series A, Pre-Refunded, 6.25%, 9/01/24	7,005,000	7,687,707
Merged Project Area, Series A, Pre-Refunded, 6.75%, 9/01/28	13,500,000	14,955,435
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,669,362
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,035,000	1,061,061
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .	5,000,000	5,175,700
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	22,891,400
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37	14,230,000	14,740,715
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,412,214
Series A, 5.00%, 2/01/50	21,050,000	23,348,028
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,083,780
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,562,595
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	18,324,040
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/45	10,000,000	11,121,000
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	13,694,221
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,315,717
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	20,382,950
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.	22,870,000	24,837,735
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,711,897
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,706,316
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,700,570
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,691,893

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	$10,000,000	$11,345,200
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,225,450
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,680,772
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37.	2,550,000	2,801,328
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,045,237
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,056,600
Trabuco Canyon PFA Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19.	890,000	908,307
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,313,019
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,260,750
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,548,600
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,259,245
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,102,239
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,242,916
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,443,603
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,194,628
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn.,
9/01/24	2,000,000	1,764,040
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/25	5,500,000	4,707,340
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/26	5,850,000	4,839,705
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	81,477,750
Refunding, Series L, 5.00%, 5/15/47	49,575,000	55,216,139
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	25,820,069
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,361,348
Limited Project, Refunding, Series K, 4.00%, 5/15/46.	19,850,000	20,178,914
Limited Project, Refunding, Series O, 5.00%, 5/15/39.	14,400,000	16,659,648
Limited Project, Refunding, Series O, 5.00%, 5/15/43.	30,120,000	34,581,977
Limited Project, Series M, 5.00%, 5/15/37	15,410,000	17,736,448
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	15,517,840
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	37,329,346
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	15,855,840
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	62,900,000	20,533,076
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,061,278
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B,
AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,078,680
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,864,200
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,730,000	3,733,991
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	295,000	295,416
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	28,916,716

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	$3,020,000	$3,380,165
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	7,150,000	5,817,598
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	4,795,000	3,876,422
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,873,650
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,453,090
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,554,275
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,488,640
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,735,424
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,359,700
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,360,925
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,768,636
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,077,780
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,791,388
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,561,150
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	19,359,410
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	9,808,354
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,004,300
		14,182,263,238
U.S. Territories 0.9%
Puerto Rico 0.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,270,920
Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,156,960
[a] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	1,444,938
[a] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	12,450,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	14,940,000
Series A, 7.00%, 7/01/33	50,000,000	32,000,000
Series WW, 5.00%, 7/01/28	12,030,000	7,488,675
Series WW, 5.25%, 7/01/33	32,250,000	20,075,625
Series XX, 5.25%, 7/01/40	14,000,000	8,715,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,662,250
		125,204,368
Total Municipal Bonds before Short Term Investments
(Cost $12,999,365,917)		14,307,467,606

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments 1.1%

Municipal Bonds 1.1%
California 1.1%
[b] California State GO,
Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 1.09%, 5/01/33	$59,600,000	$59,600,000
Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.37%, 5/01/34	22,305,000	22,305,000
[b] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street
Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/22	920,000	920,000
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and
Put, 1.40%, 10/01/41	4,660,000	4,660,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put,
1.43%, 7/01/35	30,700,000	30,700,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put,
1.42%, 7/01/34	800,000	800,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 1.41%, 7/01/35	11,600,000	11,600,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.42%, 7/01/35	13,300,000	13,300,000
[b] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.42%, 5/15/48 .	25,840,000	25,840,000
Total Short Term Investments (Cost $169,725,000)		169,725,000
Total Investments (Cost $13,169,090,917) 98.6%		14,477,192,606
Other Assets, less Liabilities 1.4%		199,067,744
Net Assets 100.0%		$14,676,260,350

See Abbreviations on page 22.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	IDR	Industrial Development Revenue
ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	SRF	State Revolving Fund
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|22

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By   /s/Matthew T. Hinkle

Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Matthew T. Hinkle

Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2019

By   /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  February 26, 2019